Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Krane Shares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 22, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jul. 22, 2022
Prospectus Date	rr_ProspectusDate	Apr. 25, 2022
KraneShares Global Carbon Offset Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement Closing [Text Block]	CIK0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
1.	The disclosure under “Investment Objective” in the Prospectus is deleted in its entirety and replaced with the following:

The KraneShares Global Carbon Offset Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, tracks the performance of the S&P GSCI Global Voluntary Carbon Liquidity Weighted Index (the “Index”), which is an index comprised of futures contracts on voluntary carbon offset credits which represent projects that seek to reduce the impact of greenhouse gas emissions in an effort to curb climate change.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.	The first paragraph under the “Principal Investment Strategies” section of the Prospectus and the first paragraph under the “Additional Information About the Fund – Additional Information about Principal Investment Strategies” section of the Statutory Prospectus is deleted and replaced with the following:

In seeking to achieve its investment objective, the Fund attempts to maintain exposure to futures contracts on carbon offset credits (“carbon offset credit futures”) that are substantially the same as those included in the Index, which is an index comprised of futures contracts on voluntary carbon offset credits which represent projects that seek to reduce the impact of greenhouse gas emissions through avoidance, reduction or capture (sinking) in an effort to curb climate change.

3.	The second, third, fourth, fifth and sixth paragraphs under the “Principal Investment Strategies” section of the Prospectus and the second, third, fifth, sixth, eighth, tenth and eleventh paragraphs under the “Additional Information About the Fund – Additional Information about Principal Investment Strategies” section of the Statutory Prospectus is deleted and replaced with the following:

Each carbon offsets credit represents the reduction or removal of a specific amount of carbon dioxide or other greenhouse gas (“GHG”) from the atmosphere. Carbon offsets credits are designed to provide a mechanism for people and businesses to mitigate the adverse environmental impact of their GHG-generating activities in an effort to curb climate change. For example, a frequent flyer can mitigate the adverse environmental impact of her travel by purchasing carbon offset credits from an organization that will invest the transaction proceeds in projects that have a positive environmental impact, such as reforestation.

The Index is designed to measure the performance of a portfolio of liquid carbon offset credit futures. The Index includes only carbon offset credit futures that that mature in the next two years and meet certain trading and price criteria. The Index weights eligible carbon offset credit futures based on the total value of their traded volume over the prior six months.

Currently, the Index includes futures contracts on carbon offset credits that are traded on the Chicago Mercantile Exchange (CME) -- Global Emissions Offsets (“GEOs”) and Nature-Based Global Emission Offsets (“N-GEOs”). GEOs and N-GEOs are designed to allow businesses to manage their GHG-reduction goals by purchasing today carbon offset credits for delivery in the future. As the global carbon offset credit market grows, additional carbon offset credit futures are expected to enter the Index if they meet the trading and price criteria of the Index.

While the Fund will generally seek to obtain exposure to the same carbon offset credit futures that are in the Index, the Fund and Subsidiary (as defined below) may not replicate the Index. For example, the Fund may invest in carbon offset credit futures with different maturity dates, the Fund may weight the carbon offset credit futures differently than the Index, or the Fund may purchase carbon offset credit futures on different dates than the rebalancing date for the Index. In addition, the Fund may invest in futures on carbon credits issued under cap-and-trade regulatory regimes (“carbon credit futures”) in order to obtain investment exposures that are similar to carbon offset credits.

The Fund may also invest in other instruments that are consistent with its investment objective. For example, the Fund may invest in futures contracts that are not carbon offset credit futures, options on futures contracts, swap contracts, and other investment companies and notes, which may or may not be exchange-traded. The Fund may also invest in debt instruments. The debt instruments in which the Fund intends to invest include government securities and corporate or other non-government fixed-income securities with maturities of up to 12 months of any investment grade. The Fund may invest in debt instruments indirectly through short-term bond funds and ETFs. The Fund may also invest in cash and cash equivalents, including money market funds.

4.	The following is added after the first sentence of the second paragraph in the text box in the “Principal Investment Strategies” section of the Prospectus:

Capping and reducing the cap on greenhouse gases is viewed as a key policy tool for reaching climate change objectives.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
5.	In the “Principal Risks” section of the Prospectus, “Management Risk” is deleted and replaced with the following:

Passive Investment Risk. There is no guarantee that the Index will create the desired exposure and the Fund is not actively managed. It does not seek to “beat” the Index or take temporary defensive positions when markets decline. Therefore, the Fund may purchase or hold securities with current or projected underperformance.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. This may be due to, among other factors, the Fund holding cash or cash equivalent instruments. To the extent that the Fund employs a representative sampling strategy, the Fund’s ability to track the Index may be adversely affected.

6.	In the “Principal Risks” section of the Prospectus, the first paragraph of “Cap and Trade Risk” is deleted and replaced with the following:

Carbon Emission Allowance and Cap and Trade Risk. There is no assurance that cap and trade regimes will continue to exist. Cap and trade was designed to attempt to put a cap on pollution by putting a price on carbon emissions, but the approach may not prove to be an effective method of reduction in GHG emissions and or in achieving climate change objectives. As a result or due to other factors, cap and trade regimes may be terminated or may not be renewed upon their expiration. New technologies may arise that may diminish or eliminate the need for cap and trade markets. Ultimately, the cost of emissions credits is determined by the cost of actually reducing emissions levels. If the price of credits becomes too high, it will be more economical for companies to develop or invest in green technologies, thereby suppressing the demand for credits.

7.	In the “Principal Risks” section of the Prospectus and the “Principal Investment Risks” section of the Statutory Prospectus, the second paragraph of “Regulatory Risk” is deleted and replaced with the following:

Climate Change Regulatory Risk. As carbon offset credit and carbon credit markets develop, new regulation with respect to these markets may arise, which could have a negative effect on the value and liquidity of these markets and the Fund.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

KRANESHARES TRUST

KraneShares Global Carbon Offset Strategy ETF

(the “Fund”)

Supplement dated July 22, 2022 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated April 25, 2022.

Change in Investment Objective and Principal Investment Strategies

Effective August 1, 2022, the investment objective and principal investment strategies of the Fund will change so that the Fund will track the performance of the S&P GSCI Global Voluntary Carbon Liquidity Weighted Index (the “Index”).

In connection with this change, effective August 1, 2022, the following changes are made to the Prospectus and Statement of Additional Information for the Fund.